15. RECLAMATION OBLIGATIONS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfReclamationObligationsLineItems [Line Items]
Reclamation obligations, beginning	$ 20,965	$ 19,460
Expenditures incurred	(754)	(502)
Reclamation obligations, ending	22,724	20,965
Reclamation Obligations
DisclosureOfReclamationObligationsLineItems [Line Items]
Reclamation obligations, beginning	20,965	19,460
Accretion	999	903
Expenditures incurred	(754)	(502)
Liability adjustments-income statement	56	461
Liability adjustments-balance sheet	(20)	50
Foreign exchange	1,478	593
Reclamation obligations, ending	$ 22,724	$ 20,965